Trade accounts receivable	12 Months Ended
Jan. 03, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

	2020		2019

Trade account receivables	Ps.	766,889	260,727

Expected credit loss		(9,083)	(13,640)

	Ps.	757,806	247,087

The clients’ accounts receivable detailed above are measured at their amortized cost. The average, with respect to the turnover of accounts receivable, is from 14 to 28 days as of January 3, 2021, and 30 days as of December 31, 2019. No interest is charged on pending accounts receivable.

The Group measures the loss reserve for commercial accounts receivable in an amount equal to the expected lifetime credit loss. Expected credit losses in accounts receivable are estimated using a provisions matrix with reference to the debtor’s previous default history and an analysis of the debtor’s current financial situation, adjusted for factors specific to the debtors and the general economic conditions of the industry in which the debtors operate, and assessing both current and predicted conditions as of the reporting date.

There have been no changes to the estimation techniques used or significant assumptions made during the current reporting period.

The Group cancels an account receivable when there is information that indicates that the debtor is experiencing serious financial difficulties and there is no realistic prospect of recovery, e.g. when the debtor has been placed in liquidation or has entered bankruptcy proceedings, or when a commercial account receivable is more than one year old, whichever occurs first. None of the commercial accounts receivable that have been canceled are subject to enforcement activities.

The following table shows the expected lifetime credit loss recognized for accounts receivable in accordance with the simplified approach established in IFRS 9.

Trade receivables – days past due
As of January 3, 2021	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	30%	62%	33%
Estimated total gross carrying amount at default	Ps.	539,693	31,918	17,772	53,743	643,126
Expected credit loss	Ps.	8,163	9,588	10,946	17,563	46,260

Trade receivables – days past due
As of December 31, 2019	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

The following table shows the movement in lifetime ECL that has been recognized for trade and other receivables in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1, 2019	Ps.	(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as of December 31, 2019		(13,640)
Expected credit loss		(46,260)
Specific credit loss		(11,367)
Amounts written off		62,184
Balance as of January 3, 2021	Ps.	(9,083)